Earnings per ordinary share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per ordinary share
10. Earnings per ordinary share
Basic earnings per ordinary share is calculated by dividing the profit for the year available for IHG equity holders by the weighted average number of ordinary shares, excluding investment in own shares, in issue during the year.
Diluted earnings per ordinary share is calculated by adjusting basic earnings per ordinary share to reflect the notional exercise of the weighted average number of dilutive ordinary share awards outstanding during the year.
Adjusted earnings per ordinary share is disclosed in order to show performance undistorted by exceptional items and changes in the fair value of contingent purchase consideration, to give a more meaningful comparison of the Group’s performance.
Additionally, earnings attributable to the System Fund are excluded from the calculation of adjusted earnings per ordinary share, as IHG has an agreement with the IHG Owners Association to spend Fund income for the benefit of hotels in the IHG System such that the Group does not make a gain or loss from operating the Fund over the longer term.
IHG also records an interest charge on the outstanding cash balance relating to the IHG Rewards Club programme. These interest payments are recognised as interest income for the Fund and interest expense for IHG. The Fund also benefits from the capitalisation of interest related to the development of the next-generation Guest Reservation System. As the Fund is included in the Group income statement, these amounts are included in reported Group net financial expenses. Given that all results related to the Fund are excluded from the calculation of adjusted earnings per ordinary share, these interest amounts are deducted from profit available for
equity holders.

Continuing and total operations	2019	2018 Restated	2017 Restated
Basic earnings per ordinary share

Profit available for equity holders ($m)	385	349	534

Basic weighted average number of ordinary shares (millions)	183	190	193

Basic earnings per ordinary share (cents)	210.4	183.7	276.7

Diluted earnings per ordinary share

Profit available for equity holders ($m)	385	349	534

Diluted weighted average number of ordinary shares (millions)	184	192	194

Diluted earnings per ordinary share (cents)	209.2	181.8	275.3
Adjusted earnings per ordinary share
Profit available for equity holders ($m)	385	349	534
Adjusting items:
System Fund revenues and expenses ($m)	49	146	34
Interest attributable to the System Fund ($m)	(18)	(19)	(13)
Tax attributable to the System Fund ($m)	—	—	3
Operating exceptional items ($m) (note 6)	186	104	(4)
Change in fair value of contingent purchase consideration ($m) (note 25) a	(27)	4	—
Tax on exceptional items ($m) (note 6)	(20)	(22)	2
Exceptional tax ($m) (note 6)	—	(5)	(87)
Adjusted earnings ($m)	555	557	469
Basic weighted average number of ordinary shares (millions)	183	190	193
Adjusted earnings per ordinary share (cents)	303.3	293.2	243.0
Adjusted diluted earnings per ordinary share
Adjusted earnings ($m)	555	557	469
Diluted weighted average number of ordinary shares (millions)	184	192	194
Adjusted diluted earnings per ordinary share (cents)	301.6	290.1	241.8

a	Adjusted earnings per ordinary share for 2018 has been restated to exclude the change in fair value of contingent purchase consideration.

	2019 millions	2018 millions	2017 millions
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	183	190	193
Dilutive potential ordinary shares	1	2	1
	184	192	194
LOGO	Information concerning Non-GAAP measures can be found in the Strategic Report on pages 55 to 59.